Commitments and contingencies - Schedule Of Balance Sheet Information Related to Operating Lease (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets	¥ 483,068	¥ 474,361
Lease liabilities	¥ 521,941	¥ 502,997
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other liabilities (Note 12)	Other liabilities (Note 12)
Weighted average:
Remaining lease term	12 years 7 months 6 days	13 years 6 months
Discount rate	1.35%	1.06%